CLOUGH GLOBAL DIVIDEND AND INCOME FUND

CLOUGH GLOBAL EQUITY FUND

CLOUGH GLOBAL OPPORTUNITIES FUND

Schedules of Investments
July 31, 2026

Clough Global Dividend and Income Fund

SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 108.44%
Communication Services - 6.71%
Alphabet, Inc., Class C	7,150	$2,550,047
Meta Platforms, Inc., Class A(a)	6,073	3,380,900
		5,930,947
Consumer Discretionary - 10.95%
Carnival Corp. Ltd.(a)	33,390	928,576
D.R. Horton, Inc.(a)	20,312	2,905,835
PulteGroup, Inc.(a)(b)	20,402	2,580,241
Royal Caribbean Cruises Ltd.	5,771	1,836,909
Somnigroup International, Inc.(a)	21,801	1,424,259
		9,675,820
Consumer Staples - 3.02%
Keurig Dr. Pepper, Inc.(a)	57,798	1,798,674
Philip Morris International, Inc.	4,551	868,422
		2,667,096
Energy - 8.63%
Cheniere Energy, Inc.(a)(b)	7,956	2,096,963
Diamondback Energy, Inc.	6,597	1,338,861
Expand Energy Corp.	14,538	1,367,008
ExxonMobil Holdings Corp.(a)	3,919	609,169
Schlumberger NV	27,098	1,343,790
Venture Global, Inc., Class A	64,789	866,877
		7,622,668
Financials - 12.89%
Bank of America Corp.(a)	24,000	1,486,800
Citigroup, Inc.(a)(b)	9,600	1,271,520
Fidelis Insurance Holdings Ltd.	32,860	831,029
JPMorgan Chase & Co.(a)(b)	11,260	3,961,156
Morgan Stanley(a)	9,928	2,089,050
Progressive Corp.	8,291	1,752,883
		11,392,438
Health Care - 14.04%
Danaher Corp.(a)	12,017	2,343,075
Eli Lilly & Co.(a)(b)	2,600	2,986,984
Gilead Sciences, Inc.(a)	6,300	820,323
Johnson & Johnson(a)(b)	3,107	796,480
Novo Nordisk A/S - Sponsored ADR(a)	22,167	1,043,622
Thermo Fisher Scientific, Inc.	3,421	1,964,680
UnitedHealth Group, Inc.(a)	1,550	642,320
West Pharmaceutical Services, Inc.(a)	5,300	1,807,088
		12,404,572
	Shares	Value
COMMON STOCKS - 108.44% (continued)
Industrials - 24.72%
AerCap Holdings NV(a)(b)	9,040	$1,364,136
Airbus SE	10,973	2,558,540
Contemporary Amperex Technology Co. Ltd.	35,610	2,826,587
Eaton Corp. PLC	1,143	474,574
Ferguson Enterprises, Inc.(a)	9,630	2,256,598
General Dynamics Corp.(a)(b)	4,963	1,902,913
General Electric Co.(a)	7,070	2,545,695
Huntington Ingalls Industries, Inc.	5,744	1,875,129
Lockheed Martin Corp.(a)	3,902	2,273,852
Northrop Grumman Corp.	1,605	870,680
RTX Corp.(a)(b)	13,450	2,894,709
		21,843,413
Information Technology - 26.23%
Apple, Inc.(a)	9,380	2,897,576
Applied Materials, Inc.(a)	3,494	1,773,799
Broadcom, Inc.(a)(b)	3,509	1,365,984
Cognex Corp.	20,979	1,368,670
Jabil, Inc.(a)	7,518	2,368,546
Microsoft Corp.(a)(b)	9,602	4,462,241
NVIDIA Corp.(a)	20,819	4,179,414
SK Hynix, Inc.	3,952	4,762,247
		23,178,477
Real Estate - 1.25%
Simon Property Group, Inc.(a)(b)	4,800	1,100,976

TOTAL COMMON STOCKS
(Cost $74,300,778)		95,816,407

Underlying Security/Expiration Date/ Exercise Price/Notional Amount	Contracts	Value
PURCHASED OPTIONS - 2.11%
Call Options Purchased - 2.11%
3 Month SOFR Future 3/10/2028, $97.5, $424,552,975	1,771	398,475
3 Month SOFR Future 3/10/2028, $98.0, $444,210,425	1,853	266,369
3 Month SOFR Future 6/16/2028, $97.5, $211,939,000	884	254,150
3 Month SOFR Future 6/15/2029, $97.5, $198,450,900	828	263,925
3 Month SOFR Future 6/15/2029, $98.0, $93,712,925	391	78,200
3 Month SOFR Future 12/15/2028, $97.5, $113,869,375	475	178,125
3 Month SOFR Future 12/15/2028, $98.0, $208,081,300	868	227,850

See Notes to Schedules of Investments

2

Clough Global Dividend and Income Fund

SCHEDULE OF INVESTMENTS

July 31, 2026 (Continued) (Unaudited)

Underlying Security/Expiration Date/ Exercise Price/Notional Amount	Contracts	Value
PURCHASED OPTIONS - 2.11% (continued)
Cboe Volatility Index 10/21/2026, $25.0, $1,699,737	1,063	$195,060
		1,862,154

TOTAL PURCHASED OPTIONS
(Cost $4,312,633)		1,862,154

Description/Maturity Date/Rate	Principal Amount	Value
CORPORATE BONDS - 4.96%
Energy - 0.79%
Venture Global LNG, Inc., Perpetual Maturity, 9.000%(c)(d)(e)(f)	$700,000	697,637

Financials - 0.56%
Trinity Capital, Inc., 8/24/2026, 4.375%(a)	500,000	498,998

Industrials - 2.23%
The Boeing Co., 5/1/2050, 5.805%	2,080,000	1,966,100

Utilities - 1.38%
Duke Energy Corp., 8/15/2052, 5.000%	1,470,000	1,214,785

TOTAL CORPORATE BONDS
(Cost $4,495,108)		4,377,520

Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 9.62%
Treasury Notes
2/15/2055, 4.625%	1,185,000	1,071,962
8/15/2055, 4.750%	3,765,000	3,477,183
2/15/2056, 4.750%	1,920,000	1,774,650
11/15/2032, 4.125%	840,000	822,019
11/15/2035, 4.000%	1,430,000	1,355,819
		8,501,633

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,969,446)		8,501,633
Description/Maturity Date/Rate	Principal Amount	Value
ASSET-BACKED SECURITIES - 0.01%
United States Small Business Administration, 12/1/2028, 6.220%(a)	7,567	$7,644

TOTAL ASSET-BACKED SECURITIES
(Cost $7,567)		7,644

	Shares	Value
MONEY MARKET FUNDS - 2.81%
BlackRock Liquidity Funds, T-Fund Portfolio, Institutional Class, 3.570% (7-day yield)	2,487,175	2,487,175

TOTAL MONEY MARKET FUNDS
(Cost $2,487,175)		2,487,175

TOTAL INVESTMENTS - 127.95%
(Cost $94,572,707)		$113,052,533

Liabilities in Excess of Other Assets - (27.95)%(g)		(24,695,243)

NET ASSETS - 100.00%		$88,357,290

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (17.96)%
Communication Services - (0.97)%
Space Exploration Technologies Corp., Class A	(2,770)	(300,185)
Trade Desk, Inc., Class A	(31,100)	(561,044)
		(861,229)
Consumer Discretionary - (5.52)%
AutoZone, Inc.	(175)	(527,844)
Booking Holdings, Inc.	(4,900)	(945,210)
Carvana Co., Class A	(8,399)	(523,761)
Choice Hotels International, Inc.	(3,230)	(360,113)
SharkNinja, Inc.	(3,545)	(573,474)
Signet Jewelers Ltd.	(4,891)	(454,374)
Trip.com Group Ltd. - ADR	(9,390)	(441,424)
Wingstop, Inc.	(1,730)	(224,018)
Wynn Resorts, Ltd.	(8,310)	(825,266)
		(4,875,484)

See Notes to Schedules of Investments

3

Clough Global Dividend and Income Fund

SCHEDULE OF INVESTMENTS

July 31, 2026 (Continued) (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS - (17.96)% (continued)
Consumer Staples - (1.48)%
Church & Dwight Co., Inc.	(8,180)	$(808,266)
Dollar Tree, Inc.	(3,930)	(499,935)
		(1,308,201)
Financials - (3.62)%
Apollo Global Management, Inc.	(3,699)	(464,557)
Ares Management Corp., Class A	(5,697)	(729,729)
Capital One Financial Corp.	(2,344)	(489,920)
Corebridge Financial, Inc.	(16,569)	(516,787)
KKR & Co., Inc.	(6,681)	(677,654)
SoFi Technologies, Inc.	(19,840)	(323,590)
		(3,202,237)
Industrials - (1.15)%
TransDigm Group, Inc.	(807)	(1,012,285)

Information Technology - (4.30)%
ARM Holdings PLC	(1,600)	(383,504)
International Business Machines Corp.	(3,456)	(772,934)
MicroStrategy, Inc., Class A	(5,360)	(499,981)
Nebius Group NV, Class A	(3,678)	(700,328)
Oracle Corp.	(4,082)	(530,129)
Palantir Technologies, Inc., Class A	(3,612)	(444,493)
Power Integrations, Inc.	(7,687)	(466,678)
		(3,798,047)
Real Estate - (0.92)%
Digital Realty Trust, Inc.	(2,686)	(506,364)
Equinix, Inc.	(299)	(304,765)
		(811,129)

TOTAL COMMON STOCKS
(Proceeds $16,692,426)		(15,868,612)

EXCHANGE-TRADED FUNDS - (1.56)%
Direxion Daily S&P 500 Bull 3X ETF	(3,698)	(991,804)
iShares MSCI South Korea ETF	(2,452)	(385,209)
		(1,377,013)

TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $1,214,670)		(1,377,013)

TOTAL SECURITIES SOLD SHORT - (19.52%)
(Proceeds $17,907,096)		$(17,245,625)

Investment Abbreviations:

ADR - American Depositary Receipt

A/S - Aktieselskab (Danish: Joint Stock Company)

Ltd. – Limited

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PLC - Public Limited Company

SE - Société Européenne (French: European Society/Company)

SOFR – Secured Overnight Financing Rate

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short, written options, or borrowings. As of July 31, 2026, the aggregate value of those securities was $53,732,071, representing 60.81% of net assets.
(b)	Loaned security; a portion or all of the security is on loan as of July 31, 2026.
(c)	Restricted security.
(d)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at July 31, 2026.
(e)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(f)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of July 31, 2026, these securities had an aggregate value of $697,637 or 0.79% of net assets.
(g)	Includes cash which is being held as collateral for securities sold short.

For Fund compliance purposes, the Fund’s sector classifications refer to any one of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

See Notes to Schedules of Investments

4

Clough Global Dividend and Income Fund

SCHEDULE OF INVESTMENTS

July 31, 2026 (Continued) (Unaudited)

Call Options Written

Underlying Security	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
3 Month SOFR Future	3/10/2028	$99.0	(1,853)	$(323,182)	$(444,210,425)	$(104,231)
3 Month SOFR Future	3/10/2028	98.5	(1,771)	(494,089)	(424,552,975)	(166,032)
3 Month SOFR Future	12/15/2028	99.0	(868)	(197,935)	(208,081,300)	(97,650)
3 Month SOFR Future	6/16/2028	98.5	(884)	(135,203)	(211,939,000)	(104,975)
3 Month SOFR Future	6/15/2029	98.5	(828)	(183,352)	(198,450,900)	(119,025)
3 Month SOFR Future	6/15/2029	99.0	(391)	(37,708)	(93,712,925)	(36,656)
3 Month SOFR Future	12/15/2028	98.5	(475)	(176,434)	(113,869,375)	(83,125)
Cboe Volatility Index	10/21/2026	45.0	(1,063)	(92,988)	(1,699,737)	(79,725)
				$(1,640,891)	$(1,696,516,637)	$(791,419)

See Notes to Schedules of Investments

5

Clough Global Equity Fund

SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 123.92%
Communication Services - 7.44%
Alphabet, Inc., Class C(a)(b)	18,980	$6,769,217
Meta Platforms, Inc., Class A(b)	10,759	5,989,643
		12,758,860
Consumer Discretionary - 20.93%
Amazon.com, Inc.(b)(c)	29,324	7,963,812
Carnival Corp. Ltd.(a)(b)	197,240	5,485,244
D.R. Horton, Inc.(a)(b)	49,388	7,065,447
PulteGroup, Inc.(a)(b)	53,210	6,729,469
Royal Caribbean Cruises Ltd.(a)(b)	18,373	5,848,126
Somnigroup International, Inc.	42,905	2,802,984
		35,895,082
Consumer Staples - 2.89%
Keurig Dr. Pepper, Inc.	84,160	2,619,059
Philip Morris International, Inc.	12,273	2,341,934
		4,960,993
Energy - 8.66%
Cheniere Energy, Inc.(a)(b)	11,244	2,963,581
Diamondback Energy, Inc.	12,706	2,578,683
Expand Energy Corp.	28,058	2,638,294
Schlumberger NV	52,298	2,593,458
Transocean Ltd.(a)(b)(c)	454,424	2,417,535
Venture Global, Inc., Class A	124,796	1,669,770
		14,861,321
Financials - 8.98%
Citigroup, Inc.(b)	18,240	2,415,888
Fidelis Insurance Holdings Ltd.	79,100	2,000,439
JPMorgan Chase & Co.(a)(b)	15,800	5,558,282
Progressive Corp.	19,776	4,181,042
Rocket Cos, Inc., Class A(b)(c)	97,149	1,253,222
		15,408,873

Health Care - 18.65%
Brookdale Senior Living, Inc.(b)(c)	310,260	4,529,796
Charles River Laboratories International, Inc.(c)	17,063	3,967,318
CRISPR Therapeutics AG(c)	41,270	1,980,547
Danaher Corp.	9,784	1,907,684
Eli Lilly & Co.(b)	4,610	5,296,153
Illumina, Inc.(b)(c)	18,115	3,715,387
Novo Nordisk A/S - Sponsored ADR	42,887	2,019,120
Thermo Fisher Scientific, Inc.	8,054	4,625,412
West Pharmaceutical Services, Inc.(b)	11,578	3,947,635
		31,989,052
	Shares	Value
COMMON STOCKS - 123.92% (continued)
Industrials - 29.07%
Airbus SE	24,241	$5,652,199
BWX Technologies, Inc.(b)	20,970	3,537,639
Contemporary Amperex Technology Co. Ltd.	65,330	5,185,648
Eaton Corp. PLC	5,723	2,376,190
Ferguson Enterprises, Inc.(b)	14,720	3,449,337
General Dynamics Corp.(a)(b)	11,208	4,297,371
General Electric Co.(b)	13,770	4,958,164
Huntington Ingalls Industries, Inc.	14,371	4,691,413
Lockheed Martin Corp.(b)	7,220	4,207,383
RTX Corp.(a)(b)	23,201	4,993,319
The Boeing Co.(a)(b)(c)	30,105	6,506,895
		49,855,558

Information Technology - 27.30%
Apple, Inc.(a)(b)	14,650	4,525,532
Broadcom, Inc.(a)(b)	8,482	3,301,873
Cognex Corp.	54,637	3,564,518
Jabil, Inc.(b)	15,786	4,973,379
MACOM Technology Solutions Holdings(c)	13,017	3,272,994
Microsoft Corp.(b)	13,501	6,274,185
NVIDIA Corp.(b)	39,868	8,003,501
SK Hynix, Inc.	7,905	9,525,700
Teledyne Technologies, Inc.(b)(c)	5,160	3,382,741
		46,824,423

TOTAL COMMON STOCKS
(Cost $163,397,726)		212,554,162

Underlying Security/Expiration Date/ Exercise Price/Notional Amount	Contracts	Value
PURCHASED OPTIONS - 1.34%
Call Options Purchased - 1.34%
3 Month SOFR Future 6/16/2028, $97.5, $258,930,000	1,080	310,500
3 Month SOFR Future 6/15/2029, $97.5, $519,615,400	2,168	691,050
3 Month SOFR Future 6/15/2029, $98.0, $184,789,425	771	154,200
3 Month SOFR Future 12/15/2028, $97.5, $216,471,675	903	338,625
3 Month SOFR Future 12/15/2028, $98.0, $397,703,775	1,659	435,488
Cboe Volatility Index 10/21/2026, $25.0, $3,253,965	2,035	373,422
		2,303,285

TOTAL PURCHASED OPTIONS
(Cost $3,999,599)		2,303,285

See Notes to Schedules of Investments

6

Clough Global Equity Fund

SCHEDULE OF INVESTMENTS

July 31, 2026 (Continued) (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 4.80%
BlackRock Liquidity Funds, T-Fund Portfolio, Institutional Class, 3.570% (7-day yield)	8,226,447	$8,226,447

TOTAL MONEY MARKET FUNDS
(Cost $8,226,447)		8,226,447

TOTAL INVESTMENTS - 130.06%
(Cost $175,623,772)		$223,083,894

Liabilities in Excess of Other Assets - (30.06)%(d)		(51,557,771)

NET ASSETS - 100.00%		$171,526,123

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (17.96)%
Communication Services - (0.97)%
Space Exploration Technologies Corp., Class A	(5,350)	(579,779)
Trade Desk, Inc., Class A	(60,240)	(1,086,730)
		(1,666,509)
Consumer Discretionary - (5.53)%
AutoZone, Inc.	(342)	(1,031,557)
Booking Holdings, Inc.	(9,400)	(1,813,260)
Carvana Co., Class A	(16,209)	(1,010,793)
Choice Hotels International, Inc.	(6,330)	(705,732)
SharkNinja, Inc.	(6,819)	(1,103,110)
Signet Jewelers Ltd.	(9,362)	(869,730)
Trip.com Group Ltd. - ADR	(18,420)	(865,924)
Wingstop, Inc.	(3,410)	(441,561)
Wynn Resorts, Ltd.	(16,480)	(1,636,629)
		(9,478,296)
Consumer Staples - (1.50)%
Church & Dwight Co., Inc.	(16,310)	(1,611,591)
Dollar Tree, Inc.	(7,610)	(968,068)
		(2,579,659)
Financials - (3.59)%
Apollo Global Management, Inc.	(7,068)	(887,670)
Ares Management Corp., Class A	(10,965)	(1,404,507)
Capital One Financial Corp.	(4,518)	(944,307)
Corebridge Financial, Inc.	(31,657)	(987,382)
KKR & Co., Inc.	(12,860)	(1,304,390)
SoFi Technologies, Inc.	(38,440)	(626,956)
		(6,155,212)
SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS - (17.96)% (continued)
Industrials - (1.18)%
TransDigm Group, Inc.	(1,608)	$(2,017,043)

Information Technology - (4.27)%
ARM Holdings PLC	(3,080)	(738,245)
International Business Machines Corp.	(6,649)	(1,487,049)
MicroStrategy, Inc., Class A	(10,430)	(972,911)
Nebius Group NV, Class A	(7,052)	(1,342,771)
Oracle Corp.	(7,913)	(1,027,661)
Palantir Technologies, Inc., Class A	(6,957)	(856,129)
Power Integrations, Inc.	(14,889)	(903,911)
		(7,328,677)
Real Estate - (0.92)%
Digital Realty Trust, Inc.	(5,222)	(984,451)
Equinix, Inc.	(577)	(588,125)
		(1,572,576)

TOTAL COMMON STOCKS
(Proceeds $32,397,694)		(30,797,972)

EXCHANGE-TRADED FUNDS - (1.53)%
Direxion Daily S&P 500 Bull 3X ETF	(7,047)	(1,890,005)
iShares MSCI South Korea ETF	(4,727)	(742,612)
		(2,632,617)

TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $2,327,302)		(2,632,617)

TOTAL SECURITIES SOLD SHORT - (19.49%)
(Proceeds $34,724,996)		$(33,430,589)

Investment Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft (German: Stock Corporation)

A/S - Aktieselskab (Danish: Joint Stock Company)

Ltd. – Limited

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PLC - Public Limited Company

SE - Société Européenne (French: European Society/Company)

SOFR – Secured Overnight Financing Rate

(a)	Loaned security; a portion or all of the security is on loan as of July 31, 2026.
(b)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short, written options, or borrowings. As of July 31, 2026, the aggregate value of those securities was $108,734,546, representing 63.39% of net assets.
(c)	Non-income producing security.
(d)	Includes cash which is being held as collateral for securities sold short.

See Notes to Schedules of Investments

7

Clough Global Equity Fund

SCHEDULE OF INVESTMENTS

July 31, 2026 (Continued) (Unaudited)

For Fund compliance purposes, the Fund’s sector classifications refer to any one of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

Call Options Written

Underlying Security	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
3 Month SOFR Future	12/15/2028	$99.0	(1,659)	$(377,869)	$(397,703,775)	$(186,638)
3 Month SOFR Future	6/16/2028	98.5	(1,080)	(144,655)	(258,930,000)	(128,250)
3 Month SOFR Future	6/15/2029	98.5	(2,168)	(480,082)	(519,615,400)	(311,650)
3 Month SOFR Future	6/15/2029	99.0	(771)	(74,355)	(184,789,425)	(72,281)
3 Month SOFR Future	12/15/2028	98.5	(903)	(335,410)	(216,471,675)	(158,025)
Cboe Volatility Index	10/21/2026	45.0	(2,035)	(178,017)	(3,253,965)	(152,625)
				$(1,590,388)	$(1,580,764,240)	$(1,009,469)

See Notes to Schedules of Investments

8

Clough Global Opportunities Fund

SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 109.41%
Communication Services - 7.84%
Alphabet, Inc., Class C(a)(b)	33,048	$11,786,569
Meta Platforms, Inc., Class A(b)	18,229	10,148,267
		21,934,836
Consumer Discretionary - 19.40%
Amazon.com, Inc.(b)(c)	51,903	14,095,817
Carnival Corp. Ltd.(a)(b)	205,420	5,712,730
D.R. Horton, Inc.(a)(b)	73,615	10,531,362
PulteGroup, Inc.(a)(b)	80,350	10,161,865
Royal Caribbean Cruises Ltd.(a)(b)	28,817	9,172,451
Somnigroup International, Inc.(b)	70,234	4,588,387
		54,262,612
Consumer Staples - 1.53%
Keurig Dr. Pepper, Inc.	137,520	4,279,622

Energy - 8.14%
Cheniere Energy, Inc.(a)(b)	16,128	4,250,857
Diamondback Energy, Inc.	20,658	4,192,541
Expand Energy Corp.	45,542	4,282,314
Schlumberger NV	84,886	4,209,497
Transocean Ltd.(a)(b)(c)	583,956	3,106,646
Venture Global, Inc., Class A	203,442	2,722,054
		22,763,909
Financials - 7.00%
Fidelis Insurance Holdings Ltd.	142,100	3,593,709
JPMorgan Chase & Co.(a)(b)	24,300	8,548,497
Progressive Corp.	25,813	5,457,384
Rocket Cos, Inc., Class A(a)(b)(c)	152,993	1,973,610
		19,573,200
Health Care - 14.62%
Charles River Laboratories International, Inc.(b)(c)	27,749	6,451,920
Danaher Corp.(b)	24,574	4,791,439
Eli Lilly & Co.	4,030	4,629,825
Illumina, Inc.(c)	29,681	6,087,573
Novo Nordisk A/S - Sponsored ADR(b)	69,711	3,281,994
Thermo Fisher Scientific, Inc.	10,638	6,109,403
UnitedHealth Group, Inc.(b)	7,470	3,095,568
West Pharmaceutical Services, Inc.(b)	18,879	6,436,984
		40,884,706
	Shares	Value
COMMON STOCKS - 109.41% (continued)
Industrials - 27.75%
Airbus SE	32,201	$7,508,207
BWX Technologies, Inc.(b)	17,050	2,876,335
Contemporary Amperex Technology Co. Ltd.	109,130	8,662,326
Eaton Corp. PLC(b)	13,360	5,547,072
Ferguson Enterprises, Inc.	24,140	5,656,726
General Dynamics Corp.	7,136	2,736,085
General Electric Co.(a)(b)	24,090	8,674,087
Huntington Ingalls Industries, Inc.	23,109	7,543,933
Lockheed Martin Corp.(a)(b)	12,916	7,526,670
Northrop Grumman Corp.	7,656	4,153,227
RTX Corp.(a)(b)	25,533	5,495,212
The Boeing Co.(a)(b)(c)	52,035	11,246,845
		77,626,725
Information Technology - 23.13%
Apple, Inc.(a)(b)	4,450	1,374,649
Broadcom, Inc.(b)	15,248	5,935,741
Cognex Corp.	65,806	4,293,183
Jabil, Inc.(b)	19,733	6,216,882
MACOM Technology Solutions Holdings(c)	15,916	4,001,919
Microsoft Corp.(a)(b)	23,166	10,765,704
NVIDIA Corp.(b)	62,732	12,593,449
SK Hynix, Inc.	11,716	14,118,039
Teledyne Technologies, Inc.(a)(b)(c)	8,230	5,395,341
		64,694,907

TOTAL COMMON STOCKS
(Cost $240,500,468)		306,020,517

Underlying Security/Expiration Date/ Exercise Price/Notional Amount	Contracts	Value
PURCHASED OPTIONS - 2.15%
Call Options Purchased - 2.15%
3 Month SOFR Future 3/10/2028, $97.5, $1,394,959,775	5,819	1,309,275
3 Month SOFR Future 3/10/2028, $98.0, $1,459,445,800	6,088	875,150
3 Month SOFR Future 6/16/2028, $97.5, $693,117,250	2,891	831,162
3 Month SOFR Future 6/15/2029, $97.5, $625,312,075	2,609	831,619
3 Month SOFR Future 6/15/2029, $98.0, $306,304,650	1,278	255,600
3 Month SOFR Future 12/15/2028, $97.5, $364,861,450	1,522	570,750
3 Month SOFR Future 12/15/2028, $98.0, $668,832,750	2,790	732,375
Cboe Volatility Index 10/21/2026, $25.0, $5,289,492	3,308	607,018
		6,012,949

TOTAL PURCHASED OPTIONS
(Cost $13,994,611)		6,012,949

See Notes to Schedules of Investments

9

Clough Global Opportunities Fund

SCHEDULE OF INVESTMENTS

July 31, 2026 (Continued) (Unaudited)

Description/Maturity Date/Rate	Principal Amount	Value
CORPORATE BONDS - 3.25%
Energy - 0.80%
Venture Global LNG, Inc., Perpetual Maturity, 9.000%(d)(e)(f)(g)	$2,250,000	$2,242,407

Industrials - 1.62%
The Boeing Co., 5/1/2050, 5.805%	4,800,000	4,537,154

Utilities - 0.83%
Duke Energy Corp., 8/15/2052, 5.000%	2,800,000	2,313,876

TOTAL CORPORATE BONDS
(Cost $9,365,756)		9,093,437

Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 10.34%
Treasury Notes
2/15/2055, 4.625%	10,265,000	9,285,815
8/15/2055, 4.750%	12,830,000	11,849,207
2/15/2056, 4.750%	6,230,000	5,758,370
11/15/2035, 4.000%	2,155,000	2,043,209
		28,936,601

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $30,822,394)		28,936,601

	Shares	Value
MONEY MARKET FUNDS - 2.88%
BlackRock Liquidity Funds, T-Fund Portfolio, Institutional Class, 3.570% (7-day yield)	8,063,469	8,063,469

TOTAL MONEY MARKET FUNDS
(Cost $8,063,469)		8,063,469

TOTAL INVESTMENTS - 128.03%
(Cost $302,746,698)		$358,126,973

Liabilities in Excess of Other Assets - (28.03)%(h)		(78,414,542)

NET ASSETS - 100.00%		$279,712,431
SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (18.07)%
Communication Services - (0.99)%
Space Exploration Technologies Corp., Class A	(8,750)	$(948,238)
Trade Desk, Inc., Class A	(100,630)	(1,815,365)
		(2,763,603)

Consumer Discretionary - (5.60)%
AutoZone, Inc.	(587)	(1,770,539)
Booking Holdings, Inc.	(15,775)	(3,042,998)
Carvana Co., Class A	(26,309)	(1,640,629)
Choice Hotels International, Inc.	(10,570)	(1,178,449)
SharkNinja, Inc.	(11,121)	(1,799,044)
Signet Jewelers Ltd.	(15,227)	(1,414,588)
Trip.com Group Ltd. - ADR	(30,080)	(1,414,061)
Wingstop, Inc.	(5,550)	(718,670)
Wynn Resorts, Ltd.	(26,980)	(2,679,384)
		(15,658,362)
Consumer Staples - (1.52)%
Church & Dwight Co., Inc.	(26,690)	(2,637,239)
Dollar Tree, Inc.	(12,700)	(1,615,567)
		(4,252,806)
Financials - (3.60)%
Apollo Global Management, Inc.	(11,550)	(1,450,564)
Ares Management Corp., Class A	(17,844)	(2,285,638)
Capital One Financial Corp.	(7,361)	(1,538,523)
Corebridge Financial, Inc.	(51,731)	(1,613,490)
KKR & Co., Inc.	(20,928)	(2,122,727)
SoFi Technologies, Inc.	(64,320)	(1,049,059)
		(10,060,001)
Industrials - (1.18)%
TransDigm Group, Inc.	(2,627)	(3,295,256)

Information Technology - (4.27)%
ARM Holdings PLC	(5,024)	(1,204,203)
International Business Machines Corp.	(10,839)	(2,424,142)
MicroStrategy, Inc., Class A	(17,140)	(1,598,819)
Nebius Group NV, Class A	(11,446)	(2,179,433)
Oracle Corp.	(12,928)	(1,678,959)
Palantir Technologies, Inc., Class A	(11,341)	(1,395,623)
Power Integrations, Inc.	(24,181)	(1,468,029)
		(11,949,208)

See Notes to Schedules of Investments

10

Clough Global Opportunities Fund

SCHEDULE OF INVESTMENTS

July 31, 2026 (Continued) (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS - (18.07)% (continued)
Real Estate - (0.91)%
Digital Realty Trust, Inc.	(8,458)	$(1,594,502)
Equinix, Inc.	(940)	(958,123)
		(2,552,625)

TOTAL COMMON STOCKS
(Proceeds $53,178,591)		(50,531,861)

EXCHANGE-TRADED FUNDS - (1.54)%
Direxion Daily S&P 500 Bull 3X ETF	(11,549)	(3,097,442)
iShares MSCI South Korea ETF	(7,711)	(1,211,398)
		(4,308,840)

TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $3,808,792)		(4,308,840)

TOTAL SECURITIES SOLD SHORT - (19.61%)
(Proceeds $56,987,383)		$(54,840,701)

Investment Abbreviations:

ADR - American Depositary Receipt

A/S - Aktieselskab (Danish: Joint Stock Company)

Ltd. – Limited

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PLC - Public Limited Company

SE - Société Européenne (French: European Society/Company)

SOFR – Secured Overnight Financing Rate

(a)	Loaned security; a portion or all of the security is on loan as of July 31, 2026.
(b)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short, written options, or borrowings. As of July 31, 2026, the aggregate value of those securities was $169,261,452, representing 60.51% of net assets.
(c)	Non-income producing security.
(d)	Restricted security.
(e)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at July 31, 2026.
(f)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of July 31, 2026, these securities had an aggregate value of $2,242,407 or 0.80% of net assets.
(h)	Includes cash which is being held as collateral for securities sold short.

For Fund compliance purposes, the Fund’s sector classifications refer to any one of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

See Notes to Schedules of Investments

11

Clough Global Opportunities Fund

SCHEDULE OF INVESTMENTS

July 31, 2026 (Continued) (Unaudited)

Call Options Written

Underlying Security	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
3 Month SOFR Future	3/10/2028	$99.0	(6,088)	$(1,061,835)	$(1,459,445,800)	$(342,450)
3 Month SOFR Future	3/10/2028	98.5	(5,819)	(1,623,464)	(1,394,959,775)	(545,531)
3 Month SOFR Future	12/15/2028	99.0	(2,790)	(635,743)	(668,832,750)	(313,875)
3 Month SOFR Future	6/16/2028	98.5	(2,891)	(442,321)	(693,117,250)	(343,306)
3 Month SOFR Future	6/15/2029	98.5	(2,609)	(577,737)	(625,312,075)	(375,044)
3 Month SOFR Future	6/15/2029	99.0	(1,278)	(123,250)	(306,304,650)	(119,813)
3 Month SOFR Future	12/15/2028	98.5	(1,522)	(565,332)	(364,861,450)	(266,350)
Cboe Volatility Index	10/21/2026	45.0	(3,308)	(289,373)	(5,289,492)	(248,100)
				$(5,319,055)	$(5,518,123,242)	$(2,554,469)

See Notes to Schedules of Investments

12

Clough Global Funds

NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Dividend and Income Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund (each a “Fund”, collectively the “Funds”), are closed-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”). The Funds were organized under the laws of the state of Delaware on April 27, 2004, January 25, 2005, and January 12, 2006, respectively for Clough Global Dividend and Income Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund. The Funds were previously registered as non-diversified investment companies. As a result of ongoing operations, each of the Funds became a diversified company. The Funds may not resume operating in a non-diversified manner without first obtaining shareholder approval. Each Fund’s investment objective is to provide a high level of total return. Each Declaration of Trust provides that the Board of Trustees (the “Board”) may authorize separate classes of shares of beneficial interest. The common shares of Clough Global Dividend and Income Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund are listed on the NYSE American LLC and trade under the ticker symbols “GLV”, “GLQ” and “GLO” respectively.

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. Each Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies as codified in Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

The net asset value (“NAV”) per share of each Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE” or the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by a Fund at times when the Fund is not open for business. As a result, each Fund’s NAV may change at times when it is not possible to purchase or sell shares of that Fund.

Investment Valuation – Securities and securities sold short, held by each Fund, for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Money market funds are valued based on the closing NAV. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined by the Board-appointed fair valuation committee. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services or dealers at the mean between the latest available bid and asked prices. As authorized by the Board, debt securities (including short-term obligations that will mature in 60 days or less) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Exchange-traded options are valued at the mean of the bid and asked prices. Futures and options on futures are valued at settlement prices.

If the price of a security is unavailable, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined the valuation designee. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, Clough Capital Partners L.P. (“Clough” or the “Adviser”), as the valuation designee with respect to the fair valuation of each Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. For this purpose, fair value is the price that a Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that a Fund could actually receive on a sale of the security.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date

13

Clough Global Funds

NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2026 (Continued) (Unaudited)

The following is a summary of the inputs used as of July 31, 2026, in valuing each Fund’s investments carried at value.

Clough Global Dividend and Income Fund

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$95,816,407	$–	$–	$95,816,407
Purchased Options	1,862,154	–	–	1,862,154
Corporate Bonds	–	4,377,520	–	4,377,520
U.S. Treasury Obligations	–	8,501,633	–	8,501,633
Asset-Backed Securities	–	7,644	–	7,644
Money Market Funds	2,487,175	–	–	2,487,175
Total	$100,165,736	$12,886,797	$–	$113,052,533
Other Financial Instruments
Liabilities
Securities Sold Short
Common Stocks	(15,868,612)	–	–	(15,868,612)
Exchange-Traded Funds	(1,377,013)	–	–	(1,377,013)
Written Options	(791,419)	–	–	(791,419)
Total	$(18,037,044)	$–	$–	$(18,037,044)

Clough Global Equity Fund

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$212,554,162	$–	$–	$212,554,162
Purchased Options	2,303,285	–	–	2,303,285
Money Market Funds	8,226,447	–	–	8,226,447
Total	$223,083,894	$–	$–	$223,083,894
Other Financial Instruments
Liabilities
Securities Sold Short
Common Stocks	(30,797,972)	–	–	(30,797,972)
Exchange-Traded Funds	(2,632,617)	–	–	(2,632,617)
Written Options	(1,009,469)	–	–	(1,009,469)
Total	$(34,440,058)	$–	$–	$(34,440,058)

Clough Global Opportunities Fund

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$306,020,517	$–	$–	$306,020,517
Purchased Options	6,012,949	–	–	6,012,949
Corporate Bonds	–	9,093,437	–	9,093,437
U.S. Treasury Obligations	–	28,936,601	–	28,936,601
Money Market Funds	8,063,469	–	–	8,063,469
Total	$320,096,935	$38,030,038	$–	$358,126,973
Other Financial Instruments
Liabilities
Securities Sold Short
Common Stocks	(50,531,860)	–	–	(50,531,860)
Exchange-Traded Funds	(4,308,840)	–	–	(4,308,840)
Written Options	(2,554,469)	–	–	(2,554,469)
Total	$(57,395,169)	$–	$–	$(57,395,169)

In the event an independent pricing service is unable to provide an evaluated price for a security or the Adviser believes the price provided is not reliable, securities of each Fund may be valued at fair value as described above. In these instances the Adviser may seek to find an alternative independent source, such as a broker/ dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

The Funds may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of July 31, 2026, the outstanding borrowings for Clough Global Dividend and Income Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund of $23,500,000, $46,000,000 and $74,500,000 respectively under each Fund’s Committed Facility Agreement are categorized as Level 2 within the fair value hierarchy.

Cash and Cash Equivalents – Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

14

Clough Global Funds

NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2026 (Continued) (Unaudited)

Foreign Securities – Each Fund may invest a portion of its assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held.

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Each Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

Exchange Traded Funds – Each Fund may invest in Exchange Traded Funds (“ETFs”), which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Short Sales – Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Each Fund’s obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. Each Fund will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current value of the security sold short. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to short sales. Each Fund may also sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver stock that it holds to close the position if the borrowed stock is called in by the lender, which would cause gain or loss to be recognized on the delivered stock. Each Fund expects normally to close its short sales against-the-box by delivering newly acquired stock.

Derivatives Instruments and Hedging Activities – The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, purchased and written options, swaps, futures and warrants. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives - The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Each Fund may acquire put and call options and options on stock indices and enter into stock index futures contracts, certain credit derivatives transactions and short sales in connection with its equity investments. In connection with a Fund’s investments in debt securities, it may enter into related derivatives transactions such as interest rate futures, swaps and options thereon and certain credit derivatives transactions. Derivatives transactions of the types described above subject a Fund to increased risk of principal loss due to imperfect correlation or unexpected price or interest rate movements. Each Fund also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by a Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivatives contract due to financial difficulties, each Fund may experience significant delays in obtaining any recovery under the derivatives contract in a bankruptcy or other reorganization proceeding. Each Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Market Risk Factors – In addition, in pursuit of their investment objectives, certain Funds may seek to use derivatives, which may increase or decrease exposure to the following market risk factors:

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Clough Global Funds

NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2026 (Continued) (Unaudited)

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Option Writing/Purchasing- Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to written options.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Restricted Securities: Although the Funds will invest primarily in publicly traded securities, they may invest a portion of their assets (up to 10% of its value) in restricted securities. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “Securities Act”) or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.

There restricted securities held as of July 31, 2026 were as follows:

Clough Global Dividend and Income Fund

Security	% of Net Assets	Acquisition Date	Principal Amount	Cost	Value
Venture Global LNG, Inc.	0.79%	3/17/2026	$700,000	$651,204	$697,637
TOTAL	0.79%		$700,000	$651,204	$697,637

Clough Global Opportunities Fund

Security	% of Net Assets	Acquisition Date	Principal Amount	Cost	Value
Venture Global LNG, Inc.	0.80%	3/17/2026	$2,250,000	$2,093,156	$2,242,407
TOTAL	0.80%		$2,250,000	$2,093,156	$2,242,407

Counterparty Risk: Each of the Funds run the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, a borrower of each Fund’s securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments or otherwise honor its obligations. In addition, to the extent that each of the Funds use over-the-counter derivatives, and/or has significant exposure to a single counterparty, this risk will be particularly pronounced for each of the Funds.

Other Risk Factors: Investing in the Funds may involve certain risks including, but not limited to, the following:

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Funds. These events may have adverse effects on the Funds such as a decline in the value and liquidity of many securities held by the Funds, and a decrease in NAV. Such unforeseen developments may limit or preclude the Funds’ ability to achieve their investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may result in the securities held by the Funds being subject to larger short-term declines in value compared to other types of investments.

The Funds may have elements of risk due to their investments in foreign issuers located in various countries outside the U.S. Such investments may subject the Funds to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Funds invest in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

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Clough Global Funds

NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2026 (Continued) (Unaudited)

The economic impacts of a global pandemic may adversely impact the Funds’ ability to reach their investment objectives and may adversely affect the value and liquidity of the Funds’ investments. Because of uncertainties in valuation, values reflected in these financial statements may differ from the value received upon sales of those investments. These circumstances may continue for an extended period of time, and may adversely affect the value and liquidity of the Funds’ investments.

Prices of bonds and other fixed rate fixed-income securities are subject to interest rate risk as the price tends to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the Funds’ investments in these securities to decline. Interest rates in the United States have been rising and might increase in the near future. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates.

NOTE 2 - COMMITTED FACILITY AGREEMENT AND LENDING AGREEMENT

Each Fund entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) dated January 16, 2009, as amended and restated, between each Fund and BNP Paribas Prime Brokerage, Inc. (“BNP”) that allows each Fund to borrow funds from BNP. Each Fund entered a Special Custody and Pledge Agreement (the “Pledge Agreement”) dated December 9, 2013, as amended, between each Fund, the Funds’ custodian, and BNP. As of October 31, 2016, the Pledge Agreement was assigned from BNP to BNP Paribas Prime Brokerage International, Ltd. Per the Pledge Agreement, borrowings under the Agreement are secured by assets of each Fund that are held by the Fund’s custodian in a separate account (the “pledged collateral”). On July 31, 2026, the pledged collateral was valued at $45,671,079, $96,928,414 and $144,322,577 for the Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund, respectively. Each Fund may, with 30 days’ notice, reduce the Maximum Commitment Financing to the highest possible amount that, if fully drawn, would be in compliance with the applicable asset coverage requirement of Section 18 of the 1940 Act. Interest is charged at the Overnight Bank Funding Rate (“OBFR”) plus 0.80% on the amount borrowed.

The Maximum Commitment Financing allowed under the Agreement is the lower of the outstanding borrowings of each Fund or $63,300,000, $139,500,000 and $257,000,000 for the Clough Global Dividend and Income Fund, Clough Global Equity Fund and the Clough Global Opportunities Fund, respectively. As of July 31, 2026, the outstanding borrowings for Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund were $23,500,000, $46,000,000 and $74,500,000, respectively. The interest rate applicable to the borrowings of Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund on July 31, 2026, was 4.43%.

The Lending Agreement is a separate side-agreement between each Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by a Fund to BNP under the Agreement. The Lending Agreement is intended to permit each Fund to significantly reduce the cost of its borrowings under the Agreement. BNP has the ability to re-register the Lent Securities in its own name or in another name other than the Fund to pledge, re-pledge, sell, lend or otherwise transfer or use the collateral with all attendant rights of ownership. (It is each Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) Each Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by a Fund. During the year in which the Lent Securities are outstanding, BNP must remit payment to each Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by a Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to each Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with each Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, each Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. Each Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to each Fund’s custodian no later than three business days after such request. If a Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable for the ultimate delivery to each Fund’s custodian of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. Should the borrower of the securities fail financially, the Funds have the right to reduce the outstanding amount of the Current Borrowings against which the pledged collateral has been secured. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. Under the terms of the Lending Agreement, each Fund shall have the right to apply and set-off an amount equal to one hundred percent (100%) of the then current fair value of such Lent Securities against the Current Borrowings. As of July 31, 2026, the value of the Lent Securities for Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund were $20,702,267, $39,864,635, and $68,284,418, respectively.

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